Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 45.0%

Communication Services - 4.6%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom S.A. - ADR (Spain)	13,258	$253,891
Cellnex Telecom S.A. (Spain)[2]	14,612	562,231
Helios Towers plc (Tanzania)*	152,790	153,162
		969,284
Entertainment - 1.4%
Electronic Arts, Inc.	56,892	7,827,201
Interactive Media & Services - 3.0%
Alphabet, Inc. - Class A*	70,335	9,853,934
Auto Trader Group plc (United Kingdom)[2]	47,665	438,512
Meta Platforms, Inc. - Class A*	15,769	6,152,118
Tencent Holdings Ltd. (China)	15,800	548,439
		16,993,003
Total Communication Services		25,789,488
Consumer Discretionary - 2.6%
Broadline Retail - 2.4%
Amazon.com, Inc.*	82,127	12,746,110
Dollarama, Inc. (Canada)	4,561	334,735
MercadoLibre, Inc. (Brazil)*	315	539,220
		13,620,065
Hotels, Restaurants & Leisure - 0.1%
Marriott Vacations Worldwide Corp.	2,306	193,451
Monarch Casino & Resort, Inc.	3,726	256,833
		450,284
Household Durables - 0.1%
Sony Group Corp. (Japan)	5,000	490,342
Total Consumer Discretionary		14,560,691
Consumer Staples - 6.3%
Beverages - 2.9%
The Coca-Cola Co.	144,309	8,584,942
Diageo plc (United Kingdom)	12,431	448,981
Heineken N.V. - ADR (Netherlands)	133,161	6,697,333
Heineken N.V. (Netherlands)	7,727	777,301
		16,508,557
Food Products - 1.9%
Mondelez International, Inc. - Class A	40,468	3,046,027
Nestle S.A. - ADR	59,888	6,821,243
Nestle S.A.	7,816	890,638
		10,757,908
Personal Care Products - 1.5%
Beiersdorf AG (Germany)	4,158	608,480
L'Oreal S.A. (France)	227	108,632
Unilever plc - ADR (United Kingdom)	161,680	7,872,199
		8,589,311
Total Consumer Staples		35,855,776

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials - 7.4%
Banks - 0.2%
FinecoBank Banca Fineco S.p.A. (Italy)	43,992	$634,293
HDFC Bank Ltd. - ADR (India)	11,997	665,713
		1,300,006
Capital Markets - 3.2%
Avanza Bank Holding AB (Sweden)	16,933	340,141
Cboe Global Markets, Inc.	14,995	2,756,831
Deutsche Boerse AG - ADR (Germany)	152,256	3,023,804
Deutsche Boerse AG (Germany)	4,113	819,061
Intercontinental Exchange, Inc.	26,577	3,384,050
Intermediate Capital Group plc (United Kingdom)	9,702	218,733
Moody's Corp.	13,652	5,352,130
S&P Global, Inc.	5,000	2,241,750
		18,136,500
Financial Services - 3.4%
Mastercard, Inc. - Class A	25,723	11,555,543
Visa, Inc. - Class A	27,114	7,409,172
		18,964,715
Insurance - 0.6%
Admiral Group plc - ADR (United Kingdom)	80,087	2,583,607
Admiral Group plc (United Kingdom)	21,783	692,637
		3,276,244
Total Financials		41,677,465
Health Care - 8.3%
Biotechnology - 1.6%
BioMarin Pharmaceutical, Inc.*	45,816	4,035,473
Vertex Pharmaceuticals, Inc.*	11,191	4,849,956
		8,885,429
Health Care Equipment & Supplies - 1.8%
Alcon, Inc. (Switzerland)	39,753	2,985,848
Intuitive Surgical, Inc.*	9,740	3,683,863
Medtronic plc.	39,060	3,419,312
		10,089,023
Health Care Providers & Services - 1.0%
Humana, Inc.	7,733	2,923,538
UnitedHealth Group, Inc.	5,609	2,870,350
		5,793,888
Life Sciences Tools & Services - 0.5%
Lonza Group AG (Switzerland)	545	266,453
Thermo Fisher Scientific, Inc.	5,016	2,703,524
		2,969,977
Pharmaceuticals - 3.4%
AstraZeneca plc - ADR (United Kingdom)	101,556	6,767,692
Johnson & Johnson	53,075	8,433,617

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novartis AG - ADR (Switzerland)	35,419	$3,664,804
		18,866,113
Total Health Care		46,604,430
Industrials - 6.3%
Aerospace & Defense - 3.1%
Airbus SE (France)	3,610	575,022
BAE Systems plc - ADR (United Kingdom)	56,574	3,424,990
BAE Systems plc (United Kingdom)	54,367	809,877
L3Harris Technologies, Inc.	40,679	8,478,317
Northrop Grumman Corp.	9,441	4,217,861
		17,506,067
Building Products - 0.5%
Masco Corp.	40,645	2,735,002
Commercial Services & Supplies - 0.7%
Cleanaway Waste Management Ltd. (Australia)	244,322	413,620
Copart, Inc.*	74,222	3,565,625
		3,979,245
Ground Transportation - 1.7%
Canadian National Railway Co. (Canada)	29,571	3,667,987
CSX Corp.	85,307	3,045,460
Union Pacific Corp.	12,426	3,031,074
		9,744,521
Machinery - 0.1%
Techtronic Industries Co. Ltd. (Hong Kong)	37,500	398,291
Professional Services - 0.0%##
Experian plc	8,265	344,009
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	2,450	216,605
IMCD N.V. (Netherlands)	2,980	454,869
		671,474
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)	68,065	350,936
Total Industrials		35,729,545
Information Technology - 5.1%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)	19,901	550,842
Keyence Corp. (Japan)	800	357,918
		908,760
IT Services - 0.1%
Globant S.A. *	1,131	266,701
Keywords Studios plc (Ireland)	17,099	357,572
		624,273

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 3.4%
Micron Technology, Inc.	120,000	$10,290,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	79,748	9,008,334
		19,298,334
Software - 1.4%
Atlassian Corp. - Class A *	1,669	416,866
Microsoft Corp.	10,746	4,272,395
ServiceNow, Inc.*	3,944	3,018,737
		7,707,998
Total Information Technology		28,539,365
Materials - 1.0%
Chemicals - 1.0%
Air Liquide S.A. (France)	2,521	471,764
FMC Corp.	92,361	5,190,688
Total Materials		5,662,452
Real Estate - 2.7%
Health Care REITs - 0.1%
Ventas, Inc.	7,588	352,007
Welltower, Inc.	5,739	496,481
		848,488
Industrial REITs - 0.7%
Americold Realty Trust, Inc.	14,183	390,032
Goodman Group (Australia)	10,993	182,475
LXP Industrial Trust	45,385	412,550
Prologis, Inc.	16,608	2,104,068
Rexford Industrial Realty, Inc.	13,113	689,613
Terreno Realty Corp.	6,528	389,917
		4,168,655
Office REITs - 0.0%##
Equity Commonwealth	11,351	216,918
Residential REITs - 0.7%
American Homes 4 Rent - Class A	9,120	319,656
Apartment Income REIT Corp.	9,061	296,204
AvalonBay Communities, Inc.	3,059	547,592
Equity LifeStyle Properties, Inc.	7,628	516,339
Flagship Communities REIT	15,072	243,714
Invitation Homes, Inc.	19,965	657,448
Mid-America Apartment Communities, Inc.	1,845	233,171
Sun Communities, Inc.	5,975	748,966
UDR, Inc.	4,768	171,743
		3,734,833
Retail REITs - 0.2%
Agree Realty Corp.	9,196	548,173
Realty Income Corp.	7,407	402,867
		951,040

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs - 1.0%
American Tower Corp.	2,683	$524,929
Crown Castle, Inc.	2,312	250,274
Digital Realty Trust, Inc.	1,754	246,367
Equinix, Inc.	2,795	2,319,207
Extra Space Storage, Inc.	3,416	493,407
Public Storage	2,637	746,772
SBA Communications Corp.	3,604	806,791
		5,387,747
Total Real Estate		15,307,681
Utilities - 0.7%
Electric Utilities - 0.7%
Evergy, Inc.	83,557	4,242,189
TOTAL COMMON STOCKS
(Identified Cost $211,865,407)		253,969,082

PREFERRED STOCKS - 0.0%##

Information Technology - 0.0%##
Software - 0.0%##
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	1,138	10,242
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	13,402	118,340
TOTAL PREFERRED STOCKS
(Identified Cost $363,500)		128,582

CORPORATE BONDS - 10.3%

Non-Convertible Corporate Bonds- 10.3%
Communication Services - 1.4%
Entertainment - 0.4%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,180,000	2,062,318
Interactive Media & Services - 1.0%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	6,290,000	6,001,149
Total Communication Services		8,063,467

Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	651,749
(China), 4.00%, 12/6/2037	3,300,000	2,870,210
Amazon.com, Inc., 3.30%, 4/13/2027	2,830,000	2,745,153
Total Consumer Discretionary		6,267,112
Consumer Staples - 0.5%
Beverages - 0.5%
PepsiCo, Inc., 3.90%, 7/18/2032	2,900,000	2,783,328

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.2%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	530,000	$549,148
Oil, Gas & Consumable Fuels - 1.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	573,103	513,720
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,950,000	2,150,506
Energy Transfer LP, 6.50%, 2/1/2042	3,450,000	3,655,335
		6,319,561
Total Energy		6,868,709
Financials - 2.2%
Banks - 1.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	2,670,000	2,264,215
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,230,000	2,048,467
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	3,880,000	3,789,005
		8,101,687
Consumer Finance - 0.7%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[3]	3,030,000	3,056,026
Navient Corp., 6.75%, 6/25/2025	635,000	639,961
		3,695,987
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	289,520
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[4]	275,000	236,867
		526,387
Total Financials		12,324,061
Industrials - 0.8%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,140,000	1,128,601
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	143,501	144,499
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	91,359	86,935

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2019-2, Class B, 3.50%, 5/1/2028	502,595	$457,223
		688,657
Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,490,000	1,352,672
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,430,000	1,352,899
		2,705,571
Total Industrials		4,522,829
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM, Inc.
4.25%, 5/20/2032	1,785,000	1,748,108
5.40%, 5/20/2033	970,000	1,031,603
Total Information Technology		2,779,711
Materials - 0.4%
Metals & Mining - 0.4%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	545,000	557,181
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,515,066	1,434,553
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[4,5]	653,000	65
Total Materials		1,991,799
Real Estate - 1.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	647,260
Retail REITs - 0.8%
Simon Property Group LP
2.25%, 1/15/2032	1,235,000	1,018,414
2.65%, 2/1/2032	3,890,000	3,302,224
		4,320,638
Specialized REITs - 0.5%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[4]	650,000	637,581
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,225,000	2,283,749
		2,921,330
Total Real Estate		7,889,228

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.8%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,350,000	$1,425,796
Independent Power and Renewable Electricity Producers - 0.5%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,880,000	3,033,758
Total Utilities		4,459,554
TOTAL CORPORATE BONDS
(Identified Cost $60,612,159)		57,949,798

U.S. TREASURY SECURITIES - 27.1%

U.S. Treasury Bonds - 6.4%
U.S. Treasury Bond
2.375%, 2/15/2042	39,096,000	29,523,589
3.625%, 2/15/2053	7,112,000	6,374,130
Total U.S. Treasury Bonds
(Identified Cost $38,305,699)		35,897,719
U.S. Treasury Notes - 20.7%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	11,205,535	10,077,916
U.S. Treasury Note
2.25%, 11/15/2025	12,269,000	11,839,106
3.125%, 11/15/2028	16,975,000	16,404,746
1.75%, 11/15/2029	22,990,000	20,532,944
0.875%, 11/15/2030	16,711,000	13,726,520
1.375%, 11/15/2031	19,545,000	16,216,242
4.125%, 11/15/2032	27,710,000	28,047,715
Total U.S. Treasury Notes
(Identified Cost $116,138,608)		116,845,189
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $154,444,307)		152,742,908

ASSET-BACKED SECURITIES - 4.0%

Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,624,357
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,428,785
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	831,993	775,770
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	527,309	475,690
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	93,830	93,666
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	1,948,001

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,200,000	$2,178,688
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	766,351	766,486
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.159%, 3/26/2040[2,6]	158,600	157,601
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	2,001,017
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	221,072
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	260,902	252,740
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,975,000	1,886,657
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,550,000	2,519,425
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,261,400	1,214,497
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,635,202	1,643,544
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,509,300	1,309,699
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	204,659	200,095
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,370,226
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	31,623	31,393
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	22,026	21,906
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight
Financing Rate + 1.114%), 6.450%, 10/25/2048[2,6]	287,014	290,221
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $23,592,969)		22,411,536

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,192,926	1,074,768
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	32,555	31,170
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	826,793	678,251

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	160,638	$137,834
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	96,080	83,639
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	52,639	48,480
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	16,798	16,419
Series 2021-69, Class WJ, 1.50%, 10/25/2050	856,577	723,126
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,843,499	1,599,010
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	287,463	257,829
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,150,525	1,061,762
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	879,271	774,936
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	901,544	788,877
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	1,010,638	864,270
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	133,353	128,322
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	103,902	94,068
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	169,700	158,969
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	225,520	211,908
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	258,392	242,409
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]	1,402,707	1,193,193
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	1,434,706	1,442,706
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.336%, 7/25/2029 (Acquired 07/24/2023, cost $3,795,615)[4,6]	3,795,615	3,795,065
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	872,402	803,192
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,064,383	903,422
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,778,754	1,460,376

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]		1,846,627	$1,499,755
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]		98,313	83,936
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]		458,098	408,994
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]		96,967	84,285
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]		112,510	100,968
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]		1,167,416	837,096
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		148,284	138,506
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		43,340	39,227
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $24,398,313)			21,766,768

FOREIGN GOVERNMENT BONDS - 0.3%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	210,000,000	1,427,652
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031.	MXN	972,000	52,278
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		440,000	431,039

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,933,468)			1,910,969

MUNICIPAL BONDS - 0.6%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,340,000	2,042,967
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,795,000	1,390,995
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		230,000	204,974
TOTAL MUNICIPAL BONDS
(Identified Cost $4,428,221)			3,638,936

U.S. GOVERNMENT AGENCIES - 8.2%

Mortgage-Backed Securities - 8.2%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024		272	270

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3463, UMBS, 4.00%, 9/1/2033	192,057	$188,167
Pool #MA1834, UMBS, 4.50%, 2/1/2034	266,662	263,745
Pool #MA1903, UMBS, 4.50%, 5/1/2034	111,991	110,768
Pool #889576, UMBS, 6.00%, 4/1/2038	101,560	106,878
Pool #889579, UMBS, 6.00%, 5/1/2038	81,380	85,641
Pool #MA3412, UMBS, 3.50%, 7/1/2038	272,500	259,124
Pool #995196, UMBS, 6.00%, 7/1/2038	4,760	4,997
Pool #AD0207, UMBS, 6.00%, 10/1/2038	257,180	270,647
Pool #AD0220, UMBS, 6.00%, 10/1/2038	8,535	8,960
Pool #MA0258, UMBS, 4.50%, 12/1/2039	178,830	177,911
Pool #AL1595, UMBS, 6.00%, 1/1/2040	101,615	106,936
Pool #AL0152, UMBS, 6.00%, 6/1/2040	201,292	211,833
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,912,836	1,697,712
Pool #AL0241, UMBS, 4.00%, 4/1/2041	321,536	312,181
Pool #AI5172, UMBS, 4.00%, 8/1/2041	192,628	186,586
Pool #AL1410, UMBS, 4.50%, 12/1/2041	349,390	347,237
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,359,019	2,265,265
Pool #MA4934, UMBS, 5.00%, 2/1/2043	3,426,173	3,421,786
Pool #AL7729, UMBS, 4.00%, 6/1/2043	177,841	172,264
Pool #AX5234, UMBS, 4.50%, 11/1/2044	190,898	188,837
Pool #AS4103, UMBS, 4.50%, 12/1/2044	249,821	247,118
Pool #BC6764, UMBS, 3.50%, 4/1/2046	136,535	126,821
Pool #BD6997, UMBS, 4.00%, 10/1/2046	82,826	79,444
Pool #BE7845, UMBS, 4.50%, 2/1/2047	93,187	91,819
Pool #AL8674, 5.638%, 1/1/2049	671,733	695,973
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,212,454	2,049,018
Pool #FS4339, UMBS, 3.00%, 12/1/2050	3,919,367	3,488,714
Pool #FS4511, UMBS, 4.00%, 8/1/2051	1,425,132	1,360,648

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,805,642	$2,488,127
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,529,242	2,307,279
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,454,124	2,311,379
Pool #BW1194, UMBS, 4.00%, 9/1/2052	3,660,901	3,447,964
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,764,771	2,672,591
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,090,085	1,095,050
Pool #MA4868, UMBS, 5.00%, 1/1/2053	3,485,791	3,449,653
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	171,457	169,789
Pool #C91771, 4.50%, 6/1/2034	156,263	154,752
Pool #C91780, 4.50%, 7/1/2034	218,618	216,485
Pool #G03926, 6.00%, 2/1/2038	39,959	42,098
Pool #G05906, 6.00%, 4/1/2040	36,850	38,822
Pool #Q33778, 4.00%, 6/1/2045	230,127	221,608
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,349,474	2,086,238
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,548,949	2,433,616
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,114,831	2,044,321
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,328,734	2,305,823
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $47,292,829)		46,012,895

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[9]
(Identified Cost $10,520,302)	10,520,302	10,520,302
TOTAL INVESTMENTS - 101.3%
(Identified Cost $539,451,475)		571,051,776
LIABILITIES, LESS OTHER ASSETS - (1.3%)		(7,399,907)
NET ASSETS - 100%		$563,651,869

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

Investment Portfolio - January 31, 2024

(unaudited)

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s

Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $55,405,867, which represented 9.8% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2024.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2024 was $4,669,578, or 0.8% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January

31, 2024.

9Rate shown is the current yield as of January 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$25,789,488	$24,087,144	$1,702,344	$—
Consumer Discretionary	14,560,691	14,070,349	490,342	—
Consumer Staples	35,855,776	33,021,744	2,834,032	—
Financials	41,677,465	38,972,600	2,704,865	—
Health Care	46,604,430	46,337,977	266,453	—
Industrials	35,729,545	32,517,252	3,212,293	—
Information Technology	28,539,365	27,273,033	1,266,332	—
Materials	5,662,452	5,190,688	471,764	—
Real Estate	15,307,681	15,125,206	182,475	—
Utilities	4,242,189	4,242,189	—	—
Preferred securities:
Information Technology	128,582	128,582	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	198,755,803	—	198,755,803	—
States and political subdivisions (municipals)	3,638,936	—	3,638,936	—

Investment Portfolio - January 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Corporate debt:
Communication Services	$8,063,467	$—	$8,063,467	$—
Consumer Discretionary	6,267,112	—	6,267,112	—
Consumer Staples	2,783,328	—	2,783,328	—
Energy	6,868,709	—	6,868,709	—
Financials	12,324,061	—	12,324,061	—
Industrials	4,522,829	—	4,522,829	—
Information Technology	2,779,711	—	2,779,711	—
Materials	1,991,799	—	1,991,799	—
Real Estate	7,889,228	—	7,889,228	—
Utilities	4,459,554	—	4,459,554	—
Asset-backed securities	22,411,536	—	22,411,536	—
Commercial mortgage-backed securities	21,766,768	—	21,766,768	—
Foreign government bonds	1,910,969	—	1,910,969	—
Short-Term Investment	10,520,302	10,520,302	—	—
Total assets	$571,051,776	$251,487,066	$319,564,710	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of January 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.